JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 83.7%
Aerospace & Defense — 1.2%
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)	7,317	6,953
7.50%, 12/1/2024(a)	17,210	15,409
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	9,187	9,543
4.13%, 6/30/2028(a)	7,722	8,041
Howmet Aerospace, Inc.
5.13%, 10/1/2024	1,365	1,484
6.88%, 5/1/2025	6,950	8,095
5.90%, 2/1/2027	5,825	6,764
6.75%, 1/15/2028	8,019	9,463
5.95%, 2/1/2037	7,024	8,270
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027(a)	7,298	7,827
Spirit AeroSystems, Inc.
5.50%, 1/15/2025(a)	7,347	7,806
7.50%, 4/15/2025(a)	7,576	8,135
TransDigm, Inc. 6.25%, 3/15/2026(a)	15,807	16,755
Triumph Group, Inc. 8.88%, 6/1/2024(a)	1,361	1,500

		116,045

Air Freight & Logistics — 0.3%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	390	391
6.13%, 9/1/2023(a)	10,564	10,737
6.75%, 8/15/2024(a)	19,399	20,554

		31,682

Airlines — 0.5%
Delta Air Lines, Inc.
4.50%, 10/20/2025(a)	9,235	9,749
4.75%, 10/20/2028(a)	12,929	13,918
Mileage Plus Holdings LLC 6.50%, 6/20/2027(a)	19,894	21,572
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025(a)	2,982	3,316

		48,555

Auto Components — 2.6%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	9,189	9,258
Adient US LLC
9.00%, 4/15/2025(a)	10,219	11,369
7.00%, 5/15/2026(a)	6,395	6,938
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	13,660	14,452
5.88%, 6/1/2029(a)	5,538	6,175
3.75%, 1/30/2031(a)	8,855	8,922
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	19,215	19,911
6.25%, 3/15/2026	17,664	18,106
6.50%, 4/1/2027	15,516	16,214
6.88%, 7/1/2028	5,535	5,867
BorgWarner, Inc. 5.00%, 10/1/2025(a)	15,427	18,083
Clarios Global LP
6.75%, 5/15/2025(a)	18,997	20,434
6.25%, 5/15/2026(a)	1,300	1,381
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	10,880	12,321
5.63%, 11/15/2026(a)	30,427	24,543
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	681	715
Dana, Inc.
5.50%, 12/15/2024	3,455	3,527
5.38%, 11/15/2027	14,155	15,057
5.63%, 6/15/2028	2,658	2,869
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,050	3,111
4.88%, 3/15/2027	4,881	4,930
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)	7,004	7,433
Tenneco, Inc.
5.38%, 12/15/2024	5,124	4,644
5.00%, 7/15/2026	12,404	11,156
7.88%, 1/15/2029(a)	6,464	7,126

		254,542

Automobiles — 0.5%
Ford Motor Co.
8.50%, 4/21/2023	5,527	6,201
9.00%, 4/22/2025	12,522	15,217
9.63%, 4/22/2030	4,398	6,122
General Motors Co.
7.70%, 4/15/2016‡(b)	25,800	—	(c)
7.40%, 9/1/2025‡(b)	9,300	—	(c)
6.13%, 10/1/2025	4,720	5,685
6.80%, 10/1/2027	2,372	3,047
Motors Liquidation Co.
8.25%, 7/15/2023‡(b)	20,000	—	(c)
8.10%, 6/15/2024‡(b)	12,550	—	(c)
6.75%, 5/1/2028‡(b)(d)	10,255	—	(c)
8.38%, 7/15/2033‡(b)	34,006	—	(c)
7.75%, 3/15/2036‡(b)	3,415	—	(c)
7.38%, 5/23/2048‡(b)	6,000	—	(c)
PM General Purchaser LLC 9.50%, 10/1/2028(a)	10,526	11,473

		47,745

Banks — 0.8%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(e)(f)(g)	17,177	19,065
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(e)(f)(g)	6,252	6,721
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024(e)(f)(g)	10,787	12,027
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 4.70%, 2/15/2021(e)(f)(g)	5,195	5,203

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(e)(f)(g)	2,725	2,941
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(e)(f)(g)	9,565	10,972
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(e)(f)(g)	3,452	4,164
Natwest Group plc (United Kingdom) (USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(e)(f)(g)	4,790	4,983
Societe Generale SA (France) (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(a)(e)(f)(g)	14,360	14,834

		80,910

Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(a)	5,685	5,749

Building Products — 1.0%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(a)	2,173	2,282
American Woodmark Corp. 4.88%, 3/15/2026(a)	5,495	5,619
Forterra Finance LLC 6.50%, 7/15/2025(a)	6,495	6,935
Griffon Corp. 5.75%, 3/1/2028	19,595	20,761
JELD-WEN, Inc.
6.25%, 5/15/2025(a)	8,820	9,503
4.88%, 12/15/2027(a)	14,431	15,189
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	7,637	8,143
Standard Industries, Inc.
5.00%, 2/15/2027(a)	6,715	7,042
4.75%, 1/15/2028(a)	3,910	4,120
3.38%, 1/15/2031(a)	5,199	5,219
Summit Materials LLC
5.13%, 6/1/2025(a)	8,090	8,211
5.25%, 1/15/2029(a)	4,515	4,696

		97,720

Capital Markets — 0.2%
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	14,219	14,717
MSCI, Inc.
4.75%, 8/1/2026(a)	1,375	1,427
5.38%, 5/15/2027(a)	5,910	6,331

		22,475

Chemicals — 2.1%
Axalta Coating Systems LLC
4.75%, 6/15/2027(a)	10,653	11,239
3.38%, 2/15/2029(a)	9,542	9,625
Chemours Co. (The)
7.00%, 5/15/2025	20,289	20,999
5.75%, 11/15/2028(a)	4,300	4,375
CVR Partners LP 9.25%, 6/15/2023(a)	38,422	38,182
Element Solutions, Inc. 3.88%, 9/1/2028(a)	5,223	5,325
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	8,401	8,611
Hexion, Inc. 7.88%, 7/15/2027(a)	5,960	6,392
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	14,996	15,266
Nouryon Holding BV (Netherlands) 8.00%, 10/1/2026(a)	3,492	3,741
NOVA Chemicals Corp. (Canada)
5.25%, 8/1/2023(a)	2,160	2,166
4.88%, 6/1/2024(a)	2,865	2,951
5.00%, 5/1/2025(a)	9,382	9,710
5.25%, 6/1/2027(a)	20,566	21,439
OCI NV (Netherlands) 5.25%, 11/1/2024(a)	4,706	4,894
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,218	1,297
4.50%, 10/15/2029	3,052	3,258
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	17,704	18,102
Valvoline, Inc. 4.38%, 8/15/2025	8,485	8,772
Venator Finance SARL 9.50%, 7/1/2025(a)	6,750	7,391
W.R. Grace & Co.-Conn. 4.88%, 6/15/2027(a)	5,040	5,280

		209,015

Commercial Services & Supplies — 1.7%
ACCO Brands Corp. 5.25%, 12/15/2024(a)	14,571	14,935
ADT Security Corp. (The) 4.88%, 7/15/2032(a)	17,445	18,343
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	4,938	5,308
9.75%, 7/15/2027(a)	3,446	3,822
Aramark Services, Inc. 5.00%, 2/1/2028(a)	12,498	13,126
Brink’s Co. (The) 4.63%, 10/15/2027(a)	22,249	23,438
Clean Harbors, Inc. 4.88%, 7/15/2027(a)	1,052	1,114
Garda World Security Corp. (Canada) 4.63%, 2/15/2027(a)	9,805	9,830
GFL Environmental, Inc. (Canada)
4.25%, 6/1/2025(a)	1,000	1,033
3.75%, 8/1/2025(a)	14,355	14,642
4.00%, 8/1/2028(a)	5,384	5,357
Harsco Corp. 5.75%, 7/31/2027(a)	1,949	2,061
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 2.98%, 12/21/2065(a)(f)	2,554	1,532
Interface, Inc. 5.50%, 12/1/2028(a)	9,000	9,304

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)	4,567	4,698
Nielsen Finance LLC 5.00%, 4/15/2022(a)	1,535	1,535
Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	2,543	2,696
5.75%, 4/15/2026(a)	17,345	18,819
3.38%, 8/31/2027(a)	9,054	8,941
Stericycle, Inc. 3.88%, 1/15/2029(a)	5,686	5,914

		166,448

Communications Equipment — 1.0%
CommScope Technologies LLC
6.00%, 6/15/2025(a)	10,848	11,116
5.00%, 3/15/2027(a)	7,470	7,432
CommScope, Inc.
5.50%, 3/1/2024(a)	8,847	9,090
6.00%, 3/1/2026(a)	22,426	23,660
8.25%, 3/1/2027(a)	20,545	22,137
7.13%, 7/1/2028(a)	8,830	9,414
Plantronics, Inc. 5.50%, 5/31/2023(a)	17,130	17,173

		100,022

Construction & Engineering — 0.3%
MasTec, Inc. 4.50%, 8/15/2028(a)	15,726	16,427
Pike Corp. 5.50%, 9/1/2028(a)	7,866	8,240
Weekley Homes LLC 4.88%, 9/15/2028(a)	3,362	3,514

		28,181

Construction Materials — 0.2%
Cemex SAB de CV (Mexico)
7.75%, 4/16/2026(a)	11,090	11,696
7.38%, 6/5/2027(a)	4,998	5,589

		17,285

Consumer Finance — 3.3%
Ally Financial, Inc.
5.75%, 11/20/2025	26,202	30,598
8.00%, 11/1/2031	8,769	12,561
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	19,319	16,421
Ford Motor Credit Co. LLC
5.09%, 1/7/2021	4,740	4,752
3.47%, 4/5/2021	4,135	4,145
5.88%, 8/2/2021	42,518	43,496
3.22%, 1/9/2022	14,969	15,006
2.98%, 8/3/2022	2,225	2,233
3.35%, 11/1/2022	6,770	6,865
3.09%, 1/9/2023	4,890	4,908
3.10%, 5/4/2023	3,195	3,216
3.37%, 11/17/2023	8,160	8,262
4.06%, 11/1/2024	3,000	3,120
4.69%, 6/9/2025	2,260	2,401
5.13%, 6/16/2025	7,150	7,720
4.13%, 8/4/2025	3,564	3,689
3.38%, 11/13/2025	8,855	8,886
4.39%, 1/8/2026	23,838	24,792
4.54%, 8/1/2026	26,611	27,908
4.27%, 1/9/2027	13,424	13,895
4.13%, 8/17/2027	13,535	13,992
4.00%, 11/13/2030	10,697	10,804
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024(a)(h)	12,787	11,184
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.23%, 12/21/2065(a)(f)	26,531	16,486
OneMain Finance Corp.
6.88%, 3/15/2025	5,670	6,492
7.13%, 3/15/2026	14,005	16,121
6.63%, 1/15/2028	1,300	1,492

		321,445

Containers & Packaging — 1.7%
Ardagh Packaging Finance plc
6.00%, 2/15/2025(a)	3,738	3,873
4.13%, 8/15/2026(a)	4,250	4,410
5.25%, 8/15/2027(a)	36,385	37,944
Berry Global, Inc. 4.88%, 7/15/2026(a)	9,925	10,537
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)	4,553	4,883
Greif, Inc. 6.50%, 3/1/2027(a)	18,524	19,589
LABL Escrow Issuer LLC
6.75%, 7/15/2026(a)	24,168	25,799
10.50%, 7/15/2027(a)	1,417	1,571
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	19,635	19,881
7.25%, 4/15/2025(a)	14,954	15,009
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027(a)	7,810	8,454
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023(a)	416	421
4.00%, 10/15/2027(a)	6,935	7,053
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026(a)(i)	5,803	6,079
8.50%, 8/15/2027(a)(i)	5,412	5,858

		171,361

Distributors — 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028(a)	580	602
Performance Food Group, Inc.
6.88%, 5/1/2025(a)	1,365	1,467
5.50%, 10/15/2027(a)	8,339	8,871
Wolverine Escrow LLC
8.50%, 11/15/2024(a)	2,500	2,097
9.00%, 11/15/2026(a)	18,865	15,846
13.13%, 11/15/2027(a)	7,055	5,150

		34,033

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Consumer Services — 0.2%
Service Corp. International
8.00%, 11/15/2021	10,675	11,343
4.63%, 12/15/2027	890	944
3.38%, 8/15/2030	6,931	7,104

		19,391

Diversified Financial Services — 0.4%
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	8,101	8,648
8.25%, 11/15/2026(a)	11,477	12,510
Sabre GLBL, Inc.
5.25%, 11/15/2023(a)	785	790
9.25%, 4/15/2025(a)	4,680	5,473
7.38%, 9/1/2025(a)	14,400	15,516

		42,937

Diversified Telecommunication Services — 8.4%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(a)	13,799	15,554
6.00%, 2/15/2028(a)	5,145	5,222
Altice France SA (France)
7.38%, 5/1/2026(a)	45,812	48,102
8.13%, 2/1/2027(a)	10,201	11,234
CCO Holdings LLC
5.75%, 2/15/2026(a)	56,255	58,315
5.50%, 5/1/2026(a)	60,962	63,492
5.13%, 5/1/2027(a)	83,004	87,330
5.88%, 5/1/2027(a)	20,110	21,000
5.00%, 2/1/2028(a)	12,704	13,355
5.38%, 6/1/2029(a)	2,091	2,284
4.75%, 3/1/2030(a)	30,544	32,346
4.25%, 2/1/2031(a)	23,313	24,185
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023	2,785	3,089
Series Y, 7.50%, 4/1/2024	8,740	9,800
5.63%, 4/1/2025	4,042	4,335
5.13%, 12/15/2026(a)	16,460	17,116
4.00%, 2/15/2027(a)	16,190	16,736
Series G, 6.88%, 1/15/2028	4,143	4,754
4.50%, 1/15/2029(a)	4,960	5,059
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)	13,403	13,856
8.00%, 10/15/2025(a)	6,014	6,439
Embarq Corp. 8.00%, 6/1/2036	33,786	40,584
Frontier Communications Corp.
7.13%, 1/15/2023(b)	3,700	1,702
7.63%, 4/15/2024(b)	3,282	1,542
6.88%, 1/15/2025(b)	13,438	6,215
11.00%, 9/15/2025(b)	10,429	5,136
5.88%, 10/15/2027(a)	12,190	12,815
5.00%, 5/1/2028(a)	21,975	22,305
6.75%, 5/1/2029(a)	2,246	2,325
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(b)	29,162	19,611
8.00%, 2/15/2024(a)(b)(i)	13,382	13,683
8.50%, 10/15/2024(a)(b)	40,649	28,662
9.75%, 7/15/2025(a)(b)	8,659	6,148
Level 3 Financing, Inc.
5.38%, 5/1/2025	37,110	38,095
5.25%, 3/15/2026	7,881	8,147
4.63%, 9/15/2027(a)	1,875	1,956
4.25%, 7/1/2028(a)	12,280	12,679
3.63%, 1/15/2029(a)	6,906	6,915
Sprint Capital Corp.
6.88%, 11/15/2028	2,000	2,597
8.75%, 3/15/2032	44,653	68,470
Switch Ltd. 3.75%, 9/15/2028(a)	7,737	7,850
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	10,686	12,770
6.00%, 9/30/2034	2,580	3,052
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	9,240	10,048
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029(a)	2,815	3,051
4.50%, 8/15/2030(a)	18,837	19,746

		819,707

Electric Utilities — 0.8%
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(a)	6,055	6,373
4.50%, 9/15/2027(a)	1,828	2,002
NRG Energy, Inc.
7.25%, 5/15/2026	3,280	3,480
6.63%, 1/15/2027	15,745	16,571
5.75%, 1/15/2028	7,134	7,786
3.38%, 2/15/2029(a)	5,397	5,512
3.63%, 2/15/2031(a)	4,570	4,741
PG&E Corp.
5.00%, 7/1/2028	18,745	20,010
5.25%, 7/1/2030	2,206	2,405
Texas Competitive Electric Holdings Co. LLC
11.50%, 10/1/2020‡(b)	15,375	—	(c)
8.50%, 10/1/2021‡(b)	83,215	42
8.50%, 12/1/2021‡(b)	70,354	70
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	12,717	13,306
5.63%, 2/15/2027(a)	123	130

		82,428

Electrical Equipment — 0.2%
Sensata Technologies BV
4.88%, 10/15/2023(a)	11,133	11,968
5.00%, 10/1/2025(a)	3,494	3,878

		15,846

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC
5.50%, 12/1/2024	3,001	3,316
4.25%, 4/1/2028	14,570	15,189
3.25%, 2/15/2029	6,767	6,785
MTS Systems Corp. 5.75%, 8/15/2027(a)	8,555	8,876
Sensata Technologies, Inc. 3.75%, 2/15/2031(a)	5,966	6,055

		40,221

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Energy Equipment & Services — 0.5%
Archrock Partners LP 6.88%, 4/1/2027(a)	1,752	1,820
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	4,310	2,413
Oceaneering International, Inc. 6.00%, 2/1/2028	2,865	2,407
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	1,292	840
7.13%, 1/15/2026(a)	8,000	5,280
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(a)	9,730	3,357
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164(e)(g)(h)	7,874	365
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	12,170	11,364
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	18,068	15,177
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	4,484	4,170
Transocean, Inc. 11.50%, 1/30/2027(a)	9,139	4,684

		51,877

Entertainment — 1.5%
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026(a)	4,861	3,646
12.00% (PIK), 6/15/2026(a)(h)	12,931	2,799
Cinemark USA, Inc.
4.88%, 6/1/2023	8,979	8,499
8.75%, 5/1/2025(a)	5,601	6,027
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	9,000	8,932
5.63%, 3/15/2026(a)	7,696	7,783
6.50%, 5/15/2027(a)	21,428	23,731
4.75%, 10/15/2027(a)	10,570	10,425
Netflix, Inc.
4.88%, 4/15/2028	5,445	6,235
5.88%, 11/15/2028	26,339	31,809
5.38%, 11/15/2029(a)	3,225	3,851
4.88%, 6/15/2030(a)	11,112	12,848
WMG Acquisition Corp.
3.88%, 7/15/2030(a)	13,625	14,092
3.00%, 2/15/2031(a)	7,696	7,490

		148,167

Equity Real Estate Investment Trusts (REITs) — 2.1%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	23,145	21,293
CoreCivic, Inc.
5.00%, 10/15/2022	445	438
4.63%, 5/1/2023	6,868	6,456
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	8,935	9,158
4.63%, 10/1/2027(a)	8,402	8,530
Iron Mountain, Inc.
5.00%, 7/15/2028(a)	5,366	5,567
4.50%, 2/15/2031(a)	10,552	10,764
MGM Growth Properties Operating Partnership LP
4.63%, 6/15/2025(a)	9,207	9,713
5.75%, 2/1/2027	30,270	33,738
4.50%, 1/15/2028	212	221
3.88%, 2/15/2029(a)	10,663	10,770
RHP Hotel Properties LP
5.00%, 4/15/2023	15,729	15,650
4.75%, 10/15/2027	18,200	18,064
SBA Communications Corp. 3.88%, 2/15/2027(a)	11,891	12,248
Uniti Group LP
6.00%, 4/15/2023(a)	500	511
8.25%, 10/15/2023	250	250
VICI Properties LP
3.50%, 2/15/2025(a)	1,685	1,719
4.25%, 12/1/2026(a)	20,744	21,522
3.75%, 2/15/2027(a)	9,165	9,348
4.63%, 12/1/2029(a)	10,140	10,806
4.13%, 8/15/2030(a)	2,990	3,082

		209,848

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc.
3.50%, 2/15/2023(a)	1,750	1,795
5.75%, 3/15/2025	22,522	23,229
3.25%, 3/15/2026(a)	8,712	8,802
7.50%, 3/15/2026(a)	21,225	23,825
4.63%, 1/15/2027(a)	8,311	8,761
5.88%, 2/15/2028(a)	1,832	1,978
3.50%, 3/15/2029(a)	9,708	9,684
New Albertsons LP
7.75%, 6/15/2026	2,278	2,580
6.63%, 6/1/2028	3,704	4,047
7.45%, 8/1/2029	3,725	4,321
8.00%, 5/1/2031	15,637	19,116
Rite Aid Corp.
7.50%, 7/1/2025(a)	14,593	14,848
8.00%, 11/15/2026(a)	22,085	22,416
Sysco Corp.
5.65%, 4/1/2025	1,980	2,359
5.95%, 4/1/2030	1,385	1,829

		149,590

Food Products — 1.0%
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	18,406	18,636
Kraft Heinz Foods Co. 4.63%, 1/30/2029	3,000	3,440
Lamb Weston Holdings, Inc.
4.88%, 11/1/2026(a)	20,921	21,758
4.88%, 5/15/2028(a)	4,490	4,984
Post Holdings, Inc.
5.00%, 8/15/2026(a)	31,088	32,254
5.75%, 3/1/2027(a)	6,887	7,248
5.63%, 1/15/2028(a)	505	537
5.50%, 12/15/2029(a)	505	548
4.63%, 4/15/2030(a)	8,286	8,651
TreeHouse Foods, Inc.
6.00%, 2/15/2024(a)	265	271
4.00%, 9/1/2028	1,638	1,663

		99,990

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 5/20/2025	6,407	7,048
5.88%, 8/20/2026	4,381	4,923
5.75%, 5/20/2027	7,858	8,879

		20,850

Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	17,383	18,295
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025(a)	5,740	5,912
4.38%, 9/15/2027(a)	35	37
Hologic, Inc. 3.25%, 2/15/2029(a)	10,818	10,994
Teleflex, Inc. 4.88%, 6/1/2026	7,750	8,060

		43,298

Health Care Providers & Services — 6.9%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	2,457	2,472
6.50%, 3/1/2024	5,835	5,981
5.00%, 4/15/2029(a)	5,850	6,165
Centene Corp.
4.75%, 1/15/2025	12,931	13,328
5.38%, 6/1/2026(a)	3,490	3,669
4.25%, 12/15/2027	21,316	22,688
4.63%, 12/15/2029	33,149	36,345
3.38%, 2/15/2030	6,395	6,703
3.00%, 10/15/2030	10,924	11,499
Community Health Systems, Inc.
6.25%, 3/31/2023	8,752	8,938
8.63%, 1/15/2024(a)	17,372	18,067
DaVita, Inc.
4.63%, 6/1/2030(a)	9,560	10,050
3.75%, 2/15/2031(a)	28,511	28,404
Encompass Health Corp.
4.50%, 2/1/2028	27,281	28,548
4.63%, 4/1/2031	6,073	6,476
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	10,081	5,977
Global Medical Response, Inc. 6.50%, 10/1/2025(a)	12,075	12,437
HCA, Inc.
5.88%, 5/1/2023	5,680	6,213
5.38%, 2/1/2025	63,655	71,264
5.88%, 2/15/2026	21,930	25,247
5.25%, 6/15/2026	390	460
5.38%, 9/1/2026	61,974	70,418
5.63%, 9/1/2028	28,669	33,617
5.88%, 2/1/2029	14,375	17,183
3.50%, 9/1/2030	21,603	22,344
Molina Healthcare, Inc. 3.88%, 11/15/2030(a)	10,157	10,764
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	7,515	8,191
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	13,049	10,055
Tenet Healthcare Corp.
4.63%, 7/15/2024	36,643	37,284
4.63%, 9/1/2024(a)	5,888	6,090
7.50%, 4/1/2025(a)	14,065	15,395
5.13%, 5/1/2025	23,981	24,220
4.88%, 1/1/2026(a)	43,469	44,773
6.25%, 2/1/2027(a)	19,510	20,437
5.13%, 11/1/2027(a)	18,731	19,527
4.63%, 6/15/2028(a)	1,703	1,758

		672,987

Health Care Technology — 0.3%
IQVIA, Inc.
5.00%, 10/15/2026(a)	15,503	16,220
5.00%, 5/15/2027(a)	10,595	11,151

		27,371

Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC (Canada)
5.75%, 4/15/2025(a)	4,076	4,352
3.50%, 2/15/2029(a)	4,303	4,298
4.00%, 10/15/2030(a)	23,966	23,906
Boyd Gaming Corp.
6.38%, 4/1/2026	3,134	3,255
6.00%, 8/15/2026	7,127	7,421
Boyne USA, Inc. 7.25%, 5/1/2025(a)	23,217	24,486
Carnival Corp.
11.50%, 4/1/2023(a)	5,792	6,596
10.50%, 2/1/2026(a)	3,418	4,050
Cedar Fair LP
5.50%, 5/1/2025(a)	7,175	7,534
5.38%, 4/15/2027	743	747
Chukchansi Economic Development Authority 9.75%, 5/30/2020(a)(b)	20,268	9,120
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	13,202	11,519
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	17,466	16,767
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	9,230	10,338
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(a)	9,490	8,590
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	2,342	2,367
5.38%, 5/1/2025(a)	5,858	6,203
5.13%, 5/1/2026	12,688	13,122
5.75%, 5/1/2028(a)	6,130	6,597
3.75%, 5/1/2029(a)	4,557	4,678
4.88%, 1/15/2030	7,285	7,854
4.00%, 5/1/2031(a)	2,736	2,876
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	9,020	9,448
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	2,051	2,099
4.88%, 4/1/2027	9,112	9,498

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hyatt Hotels Corp.
5.38%, 4/23/2025	3,630	4,059
5.75%, 4/23/2030	2,380	2,831
International Game Technology plc
6.50%, 2/15/2025(a)	20,396	22,487
5.25%, 1/15/2029(a)	4,069	4,304
IRB Holding Corp. 7.00%, 6/15/2025(a)	4,200	4,589
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	2,975	3,449
4.63%, 6/15/2030	4,512	5,209
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025(a)	11,095	11,818
6.50%, 9/15/2026	17,746	18,633
4.75%, 1/15/2028	428	431
MGM Resorts International
7.75%, 3/15/2022	4,435	4,735
6.00%, 3/15/2023	8,680	9,286
6.75%, 5/1/2025	4,740	5,093
5.75%, 6/15/2025	3,017	3,262
4.63%, 9/1/2026	17,218	17,648
5.50%, 4/15/2027	3,000	3,213
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(a)	4,794	5,423
9.13%, 6/15/2023(a)	6,925	7,496
11.50%, 6/1/2025(a)	13,871	16,290
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	16,356	16,295
5.50%, 4/15/2027(a)	11,614	11,759
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	4,652	5,043
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	8,809	9,316
Station Casinos LLC
5.00%, 10/1/2025(a)	13,135	13,234
4.50%, 2/15/2028(a)	13,855	13,647
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	17,228	18,434
Wyndham Destinations, Inc. 6.60%, 10/1/2025(i)	469	527
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	16,917	17,255
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	10,378	10,562
Yum! Brands, Inc.
7.75%, 4/1/2025(a)	2,975	3,295
4.75%, 1/15/2030(a)	3,448	3,727
3.63%, 3/15/2031	9,709	9,685

		490,756

Household Durables — 0.8%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)	12,124	13,003
Newell Brands, Inc.
4.88%, 6/1/2025	2,265	2,503
4.70%, 4/1/2026(i)	30,819	33,202
5.87%, 4/1/2036(i)	4,420	5,304
Tempur Sealy International, Inc.
5.63%, 10/15/2023	7,430	7,561
5.50%, 6/15/2026	19,174	19,973

		81,546

Household Products — 1.0%
Central Garden & Pet Co. 4.13%, 10/15/2030	8,314	8,756
Energizer Holdings, Inc.
7.75%, 1/15/2027(a)	8,668	9,448
4.75%, 6/15/2028(a)	17,831	18,654
4.38%, 3/31/2029(a)	16,433	16,769
Spectrum Brands, Inc.
6.13%, 12/15/2024	7,694	7,848
5.75%, 7/15/2025	23,571	24,342
5.00%, 10/1/2029(a)	2,169	2,342
5.50%, 7/15/2030(a)	7,875	8,584

		96,743

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)
5.50%, 4/15/2025	5,000	5,154
6.00%, 5/15/2026	1,295	1,364
Calpine Corp.
5.25%, 6/1/2026(a)	18,413	19,077
4.63%, 2/1/2029(a)	8,994	9,286
5.00%, 2/1/2031(a)	6,655	7,013
Clearway Energy Operating LLC
5.75%, 10/15/2025	3,850	4,052
5.00%, 9/15/2026	7,263	7,481

		53,427

Interactive Media & Services — 0.0%(j)
TripAdvisor, Inc. 7.00%, 7/15/2025(a)	777	836

Internet & Direct Marketing Retail — 0.4%
Expedia Group, Inc.
6.25%, 5/1/2025(a)	4,871	5,565
7.00%, 5/1/2025(a)	3,772	4,130
MYT Holding LLC 7.50% (PIK), 9/25/2025(a)(h)	6,919	6,839
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	19,715	19,814

		36,348

IT Services — 0.6%
Arches Buyer, Inc.
4.25%, 6/1/2028(a)	4,962	4,975
6.13%, 12/1/2028(a)	1,766	1,812
Black Knight InfoServ LLC 3.63%, 9/1/2028(a)	9,296	9,418
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028(a)	9,253	9,554
Cogent Communications Group, Inc. 5.38%, 3/1/2022(a)	5,630	5,776
Exela Intermediate LLC 10.00%, 7/15/2023(a)	28,990	8,769
Gartner, Inc.
4.50%, 7/1/2028(a)	3,611	3,792
3.75%, 10/1/2030(a)	4,893	5,090
Presidio Holdings, Inc. 4.88%, 2/1/2027(a)	4,820	5,079
Science Applications International Corp. 4.88%, 4/1/2028(a)	2,550	2,690

		56,955

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Leisure Products — 0.7%
Mattel, Inc.
6.75%, 12/31/2025(a)	54,390	57,202
5.88%, 12/15/2027(a)	6,105	6,731
Vista Outdoor, Inc. 5.88%, 10/1/2023	4,960	4,997

		68,930

Life Sciences Tools & Services — 0.0%(j)
Syneos Health, Inc. 3.63%, 1/15/2029(a)	2,504	2,523

Machinery — 0.8%
EnPro Industries, Inc. 5.75%, 10/15/2026	681	729
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)	14,843	14,731
RBS Global, Inc. 4.88%, 12/15/2025(a)	15,325	15,631
SPX FLOW, Inc. 5.88%, 8/15/2026(a)	10,739	11,209
Stevens Holding Co., Inc. 6.13%, 10/1/2026(a)	1,631	1,768
Terex Corp. 5.63%, 2/1/2025(a)	16,082	16,504
TriMas Corp. 4.88%, 10/15/2025(a)	5,000	5,101
Vertical Holdco GmbH (Germany) 7.63%, 7/15/2028(a)	3,155	3,380
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027(a)	4,275	4,489
Welbilt, Inc. 9.50%, 2/15/2024	40	41

		73,583

Media — 6.8%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(a)	24,015	25,336
AMC Networks, Inc. 5.00%, 4/1/2024	265	270
Cable One, Inc. 4.00%, 11/15/2030(a)	10,175	10,595
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	55,483	55,414
5.13%, 8/15/2027(a)	20,953	21,162
CSC Holdings LLC
5.50%, 5/15/2026(a)	8,850	9,204
5.50%, 4/15/2027(a)	29,730	31,380
5.38%, 2/1/2028(a)	10,162	10,784
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	9,726	7,538
DISH DBS Corp.
6.75%, 6/1/2021	24,699	25,236
5.88%, 7/15/2022	9,330	9,799
5.00%, 3/15/2023	34,382	35,758
5.88%, 11/15/2024	50,883	54,116
7.75%, 7/1/2026	34,492	39,242
Entercom Media Corp.
7.25%, 11/1/2024(a)	16,821	16,148
6.50%, 5/1/2027(a)	7,153	6,930
GCI LLC 4.75%, 10/15/2028(a)	12,287	12,919
Gray Television, Inc.
5.88%, 7/15/2026(a)	8,360	8,736
7.00%, 5/15/2027(a)	12,102	13,342
4.75%, 10/15/2030(a)	5,212	5,284
iHeartCommunications, Inc.
6.38%, 5/1/2026	5,441	5,760
8.38%, 5/1/2027	25,312	26,894
5.25%, 8/15/2027(a)	7,110	7,288
Lamar Media Corp. 4.88%, 1/15/2029	3,265	3,447
Liberty Interactive LLC 8.25%, 2/1/2030	4,134	4,546
Meredith Corp. 6.88%, 2/1/2026	21,309	21,202
Midcontinent Communications 5.38%, 8/15/2027(a)	4,561	4,772
National CineMedia LLC 5.88%, 4/15/2028(a)	6,030	4,711
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)	14,853	15,837
4.75%, 11/1/2028(a)	14,707	15,134
Outfront Media Capital LLC 5.00%, 8/15/2027(a)	6,183	6,330
Radiate Holdco LLC 4.50%, 9/15/2026(a)	9,935	10,332
Scripps Escrow, Inc. 5.88%, 7/15/2027(a)	1,300	1,310
Sinclair Television Group, Inc. 5.63%, 8/1/2024(a)	15,978	16,280
Sirius XM Radio, Inc.
3.88%, 8/1/2022(a)	6,727	6,828
4.63%, 7/15/2024(a)	2,769	2,868
5.38%, 7/15/2026(a)	43,101	44,825
5.00%, 8/1/2027(a)	18,160	19,108
TEGNA, Inc. 4.75%, 3/15/2026(a)	2,878	3,054
UPC Holding BV (Netherlands) 5.50%, 1/15/2028(a)	2,635	2,786
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(f)	9,929	10,227
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(f)	7,730	8,567
Videotron Ltd. (Canada)
5.38%, 6/15/2024(a)	7,364	8,176
5.13%, 4/15/2027(a)	12,259	12,979

		662,454

Metals & Mining — 1.6%
Alcoa Nederland Holding BV
6.75%, 9/30/2024(a)	20,085	20,763
7.00%, 9/30/2026(a)	9,510	10,190
5.50%, 12/15/2027(a)	9,867	10,689
Allegheny Technologies, Inc.
5.88%, 12/1/2027	7,169	7,456
Arconic Corp.
6.00%, 5/15/2025(a)	7,637	8,229
6.13%, 2/15/2028(a)	9,710	10,535
Big River Steel LLC
6.63%, 1/31/2029(a)	10,809	11,458

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Carpenter Technology Corp. 6.38%, 7/15/2028	6,581	7,168
Commercial Metals Co.
4.88%, 5/15/2023	5,918	6,228
5.38%, 7/15/2027	4,415	4,658
Constellium SE
5.75%, 5/15/2024(a)	855	872
5.88%, 2/15/2026(a)	3,490	3,590
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,183	1,293
4.13%, 3/1/2028	12,385	13,035
4.38%, 8/1/2028	15,062	16,094
5.40%, 11/14/2034	4,153	5,145
Novelis Corp.
5.88%, 9/30/2026(a)	7,125	7,473
4.75%, 1/30/2030(a)	7,520	7,982
United States Steel Corp. 12.00%, 6/1/2025(a)	7,239	8,267

		161,125

Multiline Retail — 0.5%
Macy’s, Inc. 8.38%, 6/15/2025(a)	16,885	18,404
NMG 12.00%, 9/18/2025‡	7,201	7,561
Nordstrom, Inc.
8.75%, 5/15/2025(a)	13,786	15,371
4.00%, 3/15/2027	2,162	2,101
4.38%, 4/1/2030	3,472	3,348

		46,785

Oil, Gas & Consumable Fuels — 8.3%
Antero Midstream Partners LP
5.38%, 9/15/2024	9,435	8,901
7.88%, 5/15/2026(a)	8,633	8,658
5.75%, 3/1/2027(a)	4,620	4,210
5.75%, 1/15/2028(a)	10,914	9,822
Antero Resources Corp.
5.13%, 12/1/2022	5,526	5,250
5.63%, 6/1/2023	1,819	1,628
Apache Corp.
3.25%, 4/15/2022	9,000	9,000
4.63%, 11/15/2025	1,812	1,884
4.88%, 11/15/2027	1,812	1,893
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027(a)	11,660	5,480
Blue Racer Midstream LLC
6.13%, 11/15/2022(a)	22,374	22,373
6.63%, 7/15/2026(a)	5	5
Buckeye Partners LP
4.15%, 7/1/2023	2,734	2,761
4.35%, 10/15/2024	3,172	3,188
4.13%, 3/1/2025(a)	8,730	8,708
3.95%, 12/1/2026	10	10
4.13%, 12/1/2027	3,958	3,919
4.50%, 3/1/2028(a)	7,996	7,996
Callon Petroleum Co. 6.25%, 4/15/2023	12,343	5,886
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	14,698	16,209
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	390	452
Cheniere Energy Partners LP
5.25%, 10/1/2025	17,030	17,477
5.63%, 10/1/2026	6,500	6,784
4.50%, 10/1/2029	1,701	1,773
Cheniere Energy, Inc. 4.63%, 10/15/2028(a)	20,840	21,595
Chesapeake Energy Corp. 11.50%, 1/1/2025(a)(b)	9,334	1,400
CNX Resources Corp. 6.00%, 1/15/2029(a)	6,218	6,280
Comstock Resources, Inc.
7.50%, 5/15/2025(a)	18,580	18,534
9.75%, 8/15/2026	18,661	19,734
Continental Resources, Inc.
5.00%, 9/15/2022	12,655	12,686
5.75%, 1/15/2031(a)	15,802	16,948
Crestwood Midstream Partners LP
6.25%, 4/1/2023(i)	5,310	5,334
5.75%, 4/1/2025	13,529	13,427
5.63%, 5/1/2027(a)	3,670	3,530
DCP Midstream Operating LP
3.88%, 3/15/2023	10,500	10,762
5.63%, 7/15/2027	5,950	6,441
6.75%, 9/15/2037(a)	6,546	6,808
Delek Logistics Partners LP 6.75%, 5/15/2025	13,634	12,543
Endeavor Energy Resources LP 6.63%, 7/15/2025(a)	5,206	5,549
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(e)(f)(g)	14,202	7,811
4.40%, 4/1/2024	6,212	5,987
4.15%, 6/1/2025	7,808	7,242
4.85%, 7/15/2026	3,700	3,422
EQM Midstream Partners LP
4.75%, 7/15/2023	660	673
6.00%, 7/1/2025(a)	11,389	12,129
4.13%, 12/1/2026	3,075	3,037
6.50%, 7/1/2027(a)	5,150	5,678
EQT Corp.
7.88%, 2/1/2025(i)	8,435	9,658
3.90%, 10/1/2027	1,685	1,670
5.00%, 1/15/2029	4,315	4,552
Genesis Energy LP
6.00%, 5/15/2023	7,230	7,013
6.25%, 5/15/2026	7,665	7,014
7.75%, 2/1/2028	6,709	6,172
Gulfport Energy Corp.
6.00%, 10/15/2024(b)	10,250	6,176
6.38%, 5/15/2025(b)	1,796	1,100
6.38%, 1/15/2026(b)	8,845	5,329
Hilcorp Energy I LP
5.00%, 12/1/2024(a)	8,040	7,839
5.75%, 10/1/2025(a)	1,750	1,711
6.25%, 11/1/2028(a)	9,002	8,912
Holly Energy Partners LP 5.00%, 2/1/2028(a)	5,425	5,341

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Jagged Peak Energy LLC 5.88%, 5/1/2026	10,191	10,570
MEG Energy Corp. (Canada)
7.00%, 3/31/2024(a)	2,332	2,343
6.50%, 1/15/2025(a)	6,434	6,563
7.13%, 2/1/2027(a)	11,966	11,727
NuStar Logistics LP
5.75%, 10/1/2025	5,295	5,573
6.00%, 6/1/2026	3,170	3,336
5.63%, 4/28/2027	8,824	9,045
6.38%, 10/1/2030	5,295	5,745
Occidental Petroleum Corp.
2.70%, 8/15/2022	1,536	1,513
2.90%, 8/15/2024	6,000	5,595
3.50%, 6/15/2025	3,325	3,109
8.00%, 7/15/2025	9,681	10,616
5.88%, 9/1/2025	14,999	15,141
3.40%, 4/15/2026	6,055	5,419
3.20%, 8/15/2026	245	216
8.50%, 7/15/2027	10,497	11,599
6.38%, 9/1/2028	5,974	6,091
8.88%, 7/15/2030	13,638	15,394
6.63%, 9/1/2030	7,919	8,271
Ovintiv, Inc.
8.13%, 9/15/2030	3,880	4,470
6.50%, 8/15/2034	2,875	3,087
Parsley Energy LLC
5.38%, 1/15/2025(a)	1,000	1,030
5.63%, 10/15/2027(a)	6,649	7,161
4.13%, 2/15/2028(a)	1,505	1,580
PBF Holding Co. LLC
9.25%, 5/15/2025(a)	2,871	2,856
6.00%, 2/15/2028(a)	6,790	3,565
PBF Logistics LP 6.88%, 5/15/2023	6,058	5,808
QEP Resources, Inc.
5.25%, 5/1/2023	4,482	3,832
5.63%, 3/1/2026	6,000	4,290
Range Resources Corp. 9.25%, 2/1/2026(a)	12,430	12,890
SM Energy Co. 6.63%, 1/15/2027	7,195	4,044
Southwestern Energy Co. 8.38%, 9/15/2028	10,208	11,242
Summit Midstream Holdings LLC
5.50%, 8/15/2022	3,238	2,647
5.75%, 4/15/2025	12,188	7,679
Sunoco LP 4.50%, 5/15/2029(a)	6,333	6,547
Tallgrass Energy Partners LP
5.50%, 9/15/2024(a)	15,255	15,102
7.50%, 10/1/2025(a)	20,454	21,068
6.00%, 3/1/2027(a)	1,815	1,790
5.50%, 1/15/2028(a)	2,335	2,224
Targa Resources Partners LP
4.25%, 11/15/2023	785	789
5.13%, 2/1/2025	11,582	11,871
5.88%, 4/15/2026	29,549	31,100
5.38%, 2/1/2027	1,455	1,520
6.50%, 7/15/2027	7,560	8,184
5.00%, 1/15/2028	8,650	9,018
6.88%, 1/15/2029	397	445
4.88%, 2/1/2031(a)	9,862	10,491
TerraForm Power Operating LLC 5.00%, 1/31/2028(a)	8,474	9,470
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	13,500	8,303
WPX Energy, Inc.
5.88%, 6/15/2028	22,506	24,250
4.50%, 1/15/2030	6,685	6,926

		817,449

Paper & Forest Products — 0.0%(j)
Boise Cascade Co. 4.88%, 7/1/2030(a)	2,237	2,427

Personal Products — 0.2%
Edgewell Personal Care Co. 5.50%, 6/1/2028(a)	12,775	13,729
Prestige Brands, Inc.
6.38%, 3/1/2024(a)	140	144
5.13%, 1/15/2028(a)	3,415	3,613

		17,486

Pharmaceuticals — 3.2%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	6,492	6,427
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	34,094	37,851
8.50%, 1/31/2027(a)	4,785	5,264
Bausch Health Cos., Inc.
5.50%, 3/1/2023(a)	422	422
7.00%, 3/15/2024(a)	17,501	18,048
6.13%, 4/15/2025(a)	21,469	22,089
5.50%, 11/1/2025(a)	60,562	62,385
9.00%, 12/15/2025(a)	44,447	48,834
5.75%, 8/15/2027(a)	3,257	3,501
7.00%, 1/15/2028(a)	9,333	10,051
5.00%, 1/30/2028(a)	6,116	6,114
5.00%, 2/15/2029(a)	11,180	11,256
7.25%, 5/30/2029(a)	7,021	7,758
5.25%, 1/30/2030(a)	3,000	3,067
5.25%, 2/15/2031(a)	8,965	9,054
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(a)	10,001	10,226
5.00%, 7/15/2027(a)	6,552	6,896
Endo Dac
5.88%, 10/15/2024(a)	5,503	5,544
9.50%, 7/31/2027(a)	8,336	9,173
6.00%, 6/30/2028(a)	11,312	8,937
Mallinckrodt International Finance SA
5.75%, 8/1/2022(a)(b)	5,020	1,556
5.63%, 10/15/2023(a)(b)	5,340	1,655
5.50%, 4/15/2025(a)(b)	11,780	3,652
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	8,452	9,128

		308,888

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Professional Services — 0.1%
Jaguar Holding Co. II
4.63%, 6/15/2025(a)	3,249	3,395
5.00%, 6/15/2028(a)	3,255	3,477

		6,872

Road & Rail — 0.9%
Ashtead Capital, Inc. (United Kingdom) 4.13%, 8/15/2025(a)	7,445	7,668
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)	1,173	1,197
5.25%, 3/15/2025(a)	22,141	21,975
10.50%, 5/15/2025(a)	14,345	16,745
5.75%, 7/15/2027(a)	9,120	9,131
Hertz Corp. (The)
7.63%, 6/1/2022(a)(b)	4,543	4,361
5.50%, 10/15/2024(a)(b)	9,358	4,141
7.13%, 8/1/2026(a)(b)	22,954	10,387
6.00%, 1/15/2028(a)(b)	25,758	11,462

		87,067

Semiconductors & Semiconductor Equipment — 0.9%
ams AG (Austria) 7.00%, 7/31/2025(a)	5,710	6,311
Entegris, Inc.
4.63%, 2/10/2026(a)	14,146	14,570
4.38%, 4/15/2028(a)	11,000	11,627
Microchip Technology, Inc. 4.25%, 9/1/2025(a)	7,374	7,731
ON Semiconductor Corp. 3.88%, 9/1/2028(a)	19,250	19,828
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	22,572	23,418

		83,485

Software — 0.7%
ACI Worldwide, Inc. 5.75%, 8/15/2026(a)	6,540	6,941
Ascend Learning LLC 6.88%, 8/1/2025(a)	200	207
BY Crown Parent LLC 4.25%, 1/31/2026(a)	7,831	8,046
CDK Global, Inc. 5.25%, 5/15/2029(a)	19,053	20,911
Nuance Communications, Inc. 5.63%, 12/15/2026	13,096	13,837
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	17,560	18,787

		68,729

Specialty Retail — 2.0%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,001	4,136
4.50%, 3/1/2028(a)	1,010	1,044
4.75%, 3/1/2030	2,040	2,147
Gap, Inc. (The)
8.38%, 5/15/2023(a)	10,655	12,067
8.88%, 5/15/2027(a)	3,130	3,631
Group 1 Automotive, Inc. 4.00%, 8/15/2028(a)	3,191	3,265
L Brands, Inc.
6.88%, 7/1/2025(a)	1,529	1,653
9.38%, 7/1/2025(a)	1,114	1,359
6.63%, 10/1/2030(a)	5,033	5,530
6.88%, 11/1/2035	517	563
6.75%, 7/1/2036	2,538	2,739
Lithia Motors, Inc. 4.38%, 1/15/2031(a)	8,715	9,249
PetSmart, Inc.
7.13%, 3/15/2023(a)	48,145	47,541
5.88%, 6/1/2025(a)	37,601	38,033
Staples, Inc.
7.50%, 4/15/2026(a)	34,426	34,684
10.75%, 4/15/2027(a)	20,744	19,500
White Cap Buyer LLC 6.88%, 10/15/2028(a)	4,730	5,032

		192,173

Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC
7.13%, 6/15/2024(a)	8,871	9,203
5.85%, 7/15/2025(a)	1,122	1,335
6.10%, 7/15/2027(a)	2,245	2,751
6.20%, 7/15/2030(a)	2,245	2,851
Diebold Nixdorf, Inc. 9.38%, 7/15/2025(a)	3,573	3,921
NCR Corp.
8.13%, 4/15/2025(a)	4,426	4,929
5.75%, 9/1/2027(a)	14,144	14,887
5.00%, 10/1/2028(a)	7,920	8,197
6.13%, 9/1/2029(a)	8,985	9,741

		57,815

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 4.88%, 5/15/2026(a)	5,545	5,961

Thrifts & Mortgage Finance — 0.4%
Nationstar Mortgage Holdings, Inc.
9.13%, 7/15/2026(a)	9,636	10,347
5.50%, 8/15/2028(a)	8,008	8,338
Quicken Loans LLC
5.25%, 1/15/2028(a)	11,905	12,619
3.63%, 3/1/2029(a)	4,048	4,023
3.88%, 3/1/2031(a)	4,048	4,099

		39,426

Trading Companies & Distributors — 1.3%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	20,086	13,910
H&E Equipment Services, Inc. 5.63%, 9/1/2025	8,530	8,916
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	14,646	15,433
United Rentals North America, Inc.
5.88%, 9/15/2026	20,957	22,162
5.50%, 5/15/2027	462	497
3.88%, 11/15/2027	1,000	1,048
4.88%, 1/15/2028	7,280	7,771
5.25%, 1/15/2030	7,520	8,404
3.88%, 2/15/2031	9,723	10,160
WESCO Distribution, Inc.
5.38%, 6/15/2024	7,514	7,692
7.13%, 6/15/2025(a)	12,480	13,588
7.25%, 6/15/2028(a)	12,480	14,021

		123,602

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wireless Telecommunication Services — 3.7%
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	9,578	9,865
6.63%, 8/1/2026	7,784	8,660
Sprint Communications, Inc. 9.25%, 4/15/2022	4,305	4,735
Sprint Corp.
7.25%, 9/15/2021	18,794	19,569
7.88%, 9/15/2023	29,618	34,135
7.13%, 6/15/2024	40,498	47,130
7.63%, 2/15/2025	43,942	52,620
7.63%, 3/1/2026	52,216	64,930
T-Mobile USA, Inc.
6.00%, 3/1/2023	2,500	2,505
6.00%, 4/15/2024	19,188	19,527
3.50%, 4/15/2025(a)	7,100	7,852
5.13%, 4/15/2025	5,475	5,617
6.50%, 1/15/2026	19,445	20,207
4.50%, 2/1/2026	25,267	25,949
3.75%, 4/15/2027(a)	7,245	8,202
4.75%, 2/1/2028	21,127	22,686
3.88%, 4/15/2030(a)	2,245	2,575
United States Cellular Corp. 6.70%, 12/15/2033	1,350	1,769

		358,533

TOTAL CORPORATE BONDS (Cost $7,985,440)		8,199,645

LOAN ASSIGNMENTS — 5.6%(k)
Aerospace & Defense — 0.1%
Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025(f)	5,589	5,631

Auto Components — 0.1%
Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.41%, 5/6/2024(f)	3,887	3,874
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(f)	2,727	2,672

		6,546

Automobiles — 0.2%
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 8/14/2024(f)	20,953	20,207

Construction Materials — 0.2%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(f)	20,196	20,005

Containers & Packaging — 0.5%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/2024(f)	22,368	21,269
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027(f)	21,337	21,302
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 2/5/2023(f)	3,364	3,319

		45,890

Diversified Financial Services — 0.2%
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/1/2026(f)	23,233	23,199

Diversified Telecommunication Services — 0.5%
Altice France SA, 1st Lien Term loan B-13 (France) (ICE LIBOR USD 3 Month + 4.00%), 4.24%, 8/14/2026(f)	7,123	7,021
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.40%, 3/15/2027(f)	6,788	6,630
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(f)	7,786	7,779
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.69%, 2/19/2026(f)	11,712	11,284
Intelsat Jackson Holding, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 7/13/2022(f)(l)	16,249	16,574

		49,288

Electrical Equipment — 0.0%(j)
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/2/2027(f)	4,433	4,360

Entertainment — 0.0%(j)
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.89%, 3/1/2025(f)	1,305	1,263

Food & Staples Retailing — 0.3%
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024‡(f)	12,898	12,898

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(f)	9,394	8,173
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 10/22/2025(f)	5,703	5,659

		26,730

Food Products — 0.1%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(f)	9,037	8,945

Health Care Providers & Services — 0.5%
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 10/10/2025(f)(l)	9,321	7,574
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(f)	27,223	26,822
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.15%, 6/26/2026(f)	14,004	13,874

		48,270

Hotels, Restaurants & Leisure — 0.3%
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.50%), 7.50%, 12/1/2023(f)	3,504	3,264
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 10/1/2025(f)(l)	10,665	10,581
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(f)	11,261	11,142

		24,987

Household Products — 0.0%(j)
KIK Custom Products, Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 5/15/2023(f)	3,326	3,314

IT Services — 0.1%
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 7/12/2023(f)	6,578	2,204
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/9/2027(f)	10,343	10,152

		12,356

Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(b)(f)	4,932	2,466
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(b)(f)	20,056	—	(c)
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(f)	12,746	11,824
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.65%, 12/22/2025(f)	9,323	8,754
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(f)	4,687	4,519

		27,563

Machinery — 0.2%
Navistar International, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.65%, 11/6/2024(f)	11,265	11,192
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.36%, 3/28/2025(f)	5,104	4,903

		16,095

Media — 0.5%
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 5/1/2026(f)	13,796	13,330
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.65%, 1/31/2025(f)	7,638	7,495
(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 1/31/2025(f)	11,386	11,368
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 9/18/2026(f)	7,765	7,664
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(f)	8,313	8,064

		47,921

Metals & Mining — 0.1%
Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.57%, 6/30/2027(f)	9,983	9,951

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Term Loan B-2 (ICE LIBOR USD 3 Month + 9.00%), 10.00%, 10/27/2025‡(f)	4,740	4,740

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023(f)	9,848	7,144

		11,884

Personal Products — 0.0%(j)
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/7/2023(f)	7,909	2,309

Pharmaceuticals — 0.5%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024(f)	12,441	12,050
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.14%, 6/2/2025(f)	35,726	35,279

		47,329

Software — 0.4%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(f)(l)	5,318	5,239
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(f)	4,320	4,309
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 4/22/2027(f)	6,533	6,525
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/2027(f)(l)	12,913	12,859
Greeneden US Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 12/1/2023(f)	4,854	4,843
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/25/2027(f)	2,901	2,850

		36,625

Specialty Retail — 0.4%
American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/2027(f)(l)	3,594	3,586
American Bath Group LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/2027(f)(l)	1,197	1,194
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.65%, 12/18/2026(f)(m)	13,374	10,744
PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 3/11/2022(f)	26,501	26,347

		41,871

Technology Hardware, Storage & Peripherals — 0.0%(j)
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.75%, 9/19/2025(f)	1,425	1,422

TOTAL LOAN ASSIGNMENTS (Cost $553,334)		543,961

	Shares (000)
COMMON STOCKS — 1.1%
Aerospace & Defense — 0.0%(j)
Remington Outdoor Co., Inc.*‡	399	—	(c)

Communications Equipment — 0.0%(j)
Goodman Networks, Inc.*‡	300	—	(c)

Diversified Financial Services — 0.0%(j)
ACC Claims Holdings LLC*‡	7,076	71

Energy Equipment & Services — 0.0%(j)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	368	138

Entertainment — 0.0%(j)
AMC Entertainment Holdings, Inc., Class A*	96	410

Food & Staples Retailing — 0.0%(j)
Moran Foods Backstop Equity*‡	616	616

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	550	10,274

Internet & Direct Marketing Retail — 0.1%
MYT Holding Co.*‡	5,623	8,997

Media — 0.0%(j)
Clear Channel Outdoor Holdings, Inc.*	2,312	3,491
iHeartMedia, Inc., Class A*	78	932

		4,423

Multiline Retail — 0.1%
Neiman Marcus Group Restricted Equity*‡	6	465
Neiman Marcus Group Unrestricted Equity*‡	62	5,083

		5,548

Oil, Gas & Consumable Fuels — 0.7%
California Resources Corp.*	1,613	35,199
Denbury, Inc.*	138	3,104
EP Energy Corp.*	296	7,252

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Oasis Petroleum, Inc.*	346	11,825
Penn Virginia Corp.*	39	354
Whiting Petroleum Corp.*	285	6,452

		64,186

Pharmaceuticals — 0.0%(j)
Advanz Pharma Corp. Ltd. (Canada)*	1,032	4,925

Professional Services — 0.0%(j)
NMG, Inc.*‡	22	1,399

Software — 0.0%(j)
Avaya Holdings Corp.*	141	2,628

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	17	5,011

TOTAL COMMON STOCKS (Cost $112,720)		108,626

EXCHANGE-TRADED FUNDS — 1.0%
SPDR Bloomberg Barclays High Yield Bond ETF	330	35,485
iShares iBoxx High Yield Corporate Bond ETF	775	66,898

TOTAL EXCHANGE-TRADED FUNDS (Cost $100,501)		102,383

PREFERRED STOCKS — 0.3%
Automobiles — 0.0%(j)
General Motors Co. 7.38%, 10/1/2051‡	47	—	(c)
General Motors Corp. - Automotive Division
7.25%, 4/15/2041‡	246	—	(c)
7.38%, 5/15/2048‡	404	—	(c)
0.68%, 6/1/2049‡	50	—	(c)
7.25%, 2/15/2052‡	548	—	(c)
Motors Liquidation Co. 0.00%, 7/15/2041‡	284	—	(c)

		—	(c)

Banks — 0.1%
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 6.01%, 2/15/2040 ($25 par value)(f)	260	6,757

Communications Equipment — 0.0%(j)
Goodman Networks, Inc. *‡	358	4

Internet & Direct Marketing Retail — 0.2%
MYT Holding LLC Series A, 10.00%, 6/6/2029‡	15,892	18,117

TOTAL PREFERRED STOCKS (Cost $23,043)		24,878

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.3%
Hotels, Restaurants & Leisure — 0.0%(j)
Royal Caribbean Cruises Ltd. 4.25%, 6/15/2023(a)	500	687

Media — 0.3%
DISH Network Corp. 3.38%, 8/15/2026	18,645	18,587
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	1,950
3.75%, 2/15/2030	4,448	3,381

		23,918

TOTAL CONVERTIBLE BONDS (Cost $20,774)		24,605

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.2%
Automobiles — 0.0%(j)
General Motors Co. 5.25%, 3/6/2032‡	973	—	(c)
General Motors Corp. - Automotive Division 1.50%, 7/15/2033‡	953	—	(c)

		—	(c)

Specialty Retail — 0.2%
Claire’s Stores, Inc. *‡	11	21,282

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,797)		21,282

	No. of Warrants (000)
WARRANTS — 0.0%(j)
Diversified Telecommunication Services — 0.0%(j)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	14	190

Media — 0.0%(j)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡	110	1

Wireless Telecommunication Services — 0.0%(j)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	586	4,396

TOTAL WARRANTS (Cost $10,492)		4,587

	No. of Rights (000)
RIGHTS — 0.0%(j)
Independent Power and Renewable Electricity Producers — 0.0%(j)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)	2,797	3,077

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 7.7%
INVESTMENT COMPANIES — 7.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(n)(o) (Cost $756,017)	756,017	756,017

TOTAL SHORT-TERM INVESTMENTS (Cost $756,017)		756,017
Total Investments — 99.9% (Cost $9,567,118)		9,789,061
Other Assets Less Liabilities — 0.1%		11,631

Net Assets — 100.0%		9,800,692

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations
DIP	Debtor-in-Possession
ETF	Exchange-Traded Fund
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Amount rounds to less than one thousand.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(j)	Amount rounds to less than 0.1% of net assets.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of November 30, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of November 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Centrally Cleared Credit default swap contracts outstanding — sell protection(a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.34-V9	5.00	Quarterly	6/20/2025	2.91	USD 207,500	(3,488)	22,045	18,557
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.04	USD 310,000	15,626	15,158	30,784

								49,341

(a)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$—	(a)	$—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	71		71
Energy Equipment & Services	—	—	138		138
Entertainment	410	—	—		410
Food & Staples Retailing	—	—	616		616
Independent Power and Renewable Electricity Producers	10,274	—	—		10,274
Internet & Direct Marketing Retail	—	—	8,997		8,997
Media	4,423	—	—		4,423
Multiline Retail	—	—	5,548		5,548
Oil, Gas & Consumable Fuels	56,934	7,252	—		64,186
Pharmaceuticals	4,925	—	—		4,925
Professional Services	—	—	1,399		1,399
Software	2,628	—	—		2,628
Specialty Retail	—	—	5,011		5,011

Total Common Stocks	79,594	7,252	21,780		108,626

Convertible Bonds	—	24,605	—		24,605
Convertible Preferred Stocks	—	—	21,282		21,282
Corporate Bonds
Aerospace & Defense	—	116,045	—		116,045
Air Freight & Logistics	—	31,682	—		31,682
Airlines	—	48,555	—		48,555
Auto Components	—	254,542	—		254,542
Automobiles	—	47,745	—	(a)	47,745
Banks	—	80,910	—		80,910
Biotechnology	—	5,749	—		5,749
Building Products	—	97,720	—		97,720
Capital Markets	—	22,475	—		22,475
Chemicals	—	209,015	—		209,015
Commercial Services & Supplies	—	166,448	—		166,448
Communications Equipment	—	100,022	—		100,022
Construction & Engineering	—	28,181	—		28,181
Construction Materials	—	17,285	—		17,285
Consumer Finance	—	321,445	—		321,445
Containers & Packaging	—	171,361	—		171,361
Distributors	—	34,033	—		34,033
Diversified Consumer Services	—	19,391	—		19,391
Diversified Financial Services	—	42,937	—		42,937
Diversified Telecommunication Services	—	819,707	—		819,707
Electric Utilities	—	82,316	112		82,428
Electrical Equipment	—	15,846	—		15,846
Electronic Equipment, Instruments & Components	—	40,221	—		40,221
Energy Equipment & Services	—	51,877	—		51,877
Entertainment	—	148,167	—		148,167
Equity Real Estate Investment Trusts (REITs)	—	209,848	—		209,848
Food & Staples Retailing	—	149,590	—		149,590
Food Products	—	99,990	—		99,990
Gas Utilities	—	20,850	—		20,850
Health Care Equipment & Supplies	—	43,298	—		43,298
Health Care Providers & Services	—	672,987	—		672,987
Health Care Technology	—	27,371	—		27,371
Hotels, Restaurants & Leisure	—	490,756	—		490,756
Household Durables	—	81,546	—		81,546
Household Products	—	96,743	—		96,743
Independent Power and Renewable Electricity Producers	—	53,427	—		53,427
Interactive Media & Services	—	836	—		836
Internet & Direct Marketing Retail	—	36,348	—		36,348
IT Services	—	56,955	—		56,955
Leisure Products	—	68,930	—		68,930
Life Sciences Tools & Services	—	2,523	—		2,523
Machinery	—	73,583	—		73,583
Media	—	662,454	—		662,454
Metals & Mining	—	161,125	—		161,125
Multiline Retail	—	39,224	7,561		46,785
Oil, Gas & Consumable Fuels	—	817,449	—		817,449
Paper & Forest Products	—	2,427	—		2,427
Personal Products	—	17,486	—		17,486
Pharmaceuticals	—	308,888	—		308,888
Professional Services	—	6,872	—		6,872
Road & Rail	—	87,067	—		87,067
Semiconductors & Semiconductor Equipment	—	83,485	—		83,485
Software	—	68,729	—		68,729
Specialty Retail	—	192,173	—		192,173
Technology Hardware, Storage & Peripherals	—	57,815	—		57,815
Textiles, Apparel & Luxury Goods	—	5,961	—		5,961
Thrifts & Mortgage Finance	—	39,426	—		39,426
Trading Companies & Distributors	—	123,602	—		123,602
Wireless Telecommunication Services	—	358,533	—		358,533

Total Corporate Bonds	—	8,191,972	7,673		8,199,645

Exchange-Traded Funds	102,383	—	—		102,383
Loan Assignments
Aerospace & Defense	—	5,631	—		5,631
Auto Components	—	6,546	—		6,546
Automobiles	—	20,207	—		20,207
Construction Materials	—	20,005	—		20,005
Containers & Packaging	—	45,890	—		45,890
Diversified Financial Services	—	23,199	—		23,199
Diversified Telecommunication Services	—	49,288	—		49,288
Electrical Equipment	—	4,360	—		4,360
Entertainment	—	1,263	—		1,263
Food & Staples Retailing	—	13,832	12,898		26,730
Food Products	—	8,945	—		8,945
Health Care Providers & Services	—	48,270	—		48,270
Hotels, Restaurants & Leisure	—	24,987	—		24,987
Household Products	—	3,314	—		3,314
IT Services	—	12,356	—		12,356
Leisure Products	—	25,097	2,466		27,563
Machinery	—	16,095	—		16,095
Media	—	47,921	—		47,921
Metals & Mining	—	9,951	—		9,951
Oil, Gas & Consumable Fuels	—	7,144	4,740		11,884
Personal Products	—	2,309	—		2,309
Pharmaceuticals	—	47,329	—		47,329
Software	—	36,625	—		36,625
Specialty Retail	—	41,871	—		41,871
Technology Hardware, Storage & Peripherals	—	1,422	—		1,422

Total Loan Assignments	—	523,857	20,104		543,961

Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	6,757	—	—		6,757
Communications Equipment	—	—	4		4
Internet & Direct Marketing Retail	—	—	18,117		18,117

Total Preferred Stocks	6,757	—	18,121		24,878

Rights	—	—	3,077		3,077
Warrants	—	—	4,587		4,587
Short-Term Investments
Investment Companies	756,017	—	—		756,017

Total Investments in Securities	$944,751	$8,747,686	$96,624		$9,789,061

Appreciation in Other Financial Instruments Swaps	$—	$37,203	$—		$37,203

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Common Stocks-Aerospace & Defense	$279		$—	$(279)	$—		$—	$—	$—	$—	$—	(a)
Common Stocks-Communications Equipment	—	(a)	—	—	—		—	—	—	—	—	(a)
Common Stocks-Diversified Financial Services	71		5	61	—		—	(66)	—	—	71
Common Stocks-Energy Equipment & Services	138		—	—	—		—	—	—	—	138
Common Stocks-Food & Staples Retailing	—		—	296	—		320	—	—	—	616
Common Stocks-Internet & Direct Marketing Retail	—		—	8,322	—		675	—	—	—	8,997
Common Stocks-Multiline Retail	—		—	4,227	—		1,321	—	—	—	5,548
Common Stocks-Oil, Gas & Consumable Fuels	624		—	—	—		—	—	—	(624)	—
Common Stocks-Pharmaceuticals	408		—	—	—		—	—	—	(408)	—
Common Stocks-Professional Services	—		—	(979)	—		2,378	—	—	—	1,399
Common Stocks-Specialty Retail	10,022		—	(5,011)	—		—	—	—	—	5,011
Convertible Preferred Stocks-Automobiles	—	(a)	158	—	—		—	(158)	—	—	—	(a)
Convertible Preferred Stocks- Specialty Retail	—		2,647	2,248	—		19,778	(3,391)	—	—	21,282
Corporate Bonds-Automobiles	—	(a)	392	—	—		—	(392)	—	—	—	(a)
Corporate Bonds-Electric Utilities	79		—	33	—		—	—	—	—	112
Corporate Bonds-Multiline Retail	—		—	360	—		7,201	—	—	—	7,561
Corporate Bonds-Real Estate Management & Development	4,761		—	(7)	5		—	(4,759)	—	—	—
Corporate Bonds-Wireless Telecommunication Services	14,155		628	(1,594)	2		—	(13,191)	—	—	—
Loan Assignments-Food & Staples Retailing	10,000		194	886	165		11,653	(10,000)	—	—	12,898
Loan Assignments-Leisure Products	4,918		—	(2,466)	—	(a)	14	—	—	— (a)	2,466
Loan Assignments-Oil, Gas & Consumable Fuels	—		—	—	—		4,740	—	—	—	4,740
Preferred Stocks-Automobiles	—	(a)	128	—	—		—	(128)	—	—	—	(a)
Preferred Stocks-Communications Equipment	4		—	—	—		—	—	—	—	4
Preferred Stocks-Internet & Direct Marketing Retail	—		—	2,861	—		15,256	—	—	—	18,117
Preferred Stocks-Specialty Retail	19,778		—	—	—		—	(19,778)	—	—	—
Rights-Independent Power and Renewable Electricity Producers	2,992		—	85	—		—	—	—	—	3,077
Warrants-Diversified Telecommunication Services	—		—	190	—		—	—	—	—	190
Warrants-Media	—		—	—	—		1	—	—	—	1
Warrants-Wireless Telecommunication Services	8,205		—	(3,809)	—		—	—	—	—	4,396

Total	$76,434		$4,152	$5,424	$172		$63,337	$(51,863)	$—	$(1,032)	$96,624

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $7,215,000.

There were no significant transfers into or out of level 3 for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$687		Terms of Exchange Offer / Restructuring	Expected Recovery	$0.01 ($0.01)
	—	(b)	Market Comparable Companies	EBITDA Multiple (d)	5.0x (5.0x)

Common Stocks	687

	4		Market Comparable Companies	EBITDA Multiple (d)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Preferred Stocks	4

	—	(c)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Corporate Bonds	—	(c)

	20,104		Pending Distribution	Expected Recovery	50.00% - 100.00% (94.46%)
—

Loan Assignments	20,104

	190		Market Comparable Companies	EBITDA Multiple (d)	4.8x (4.8x)
	1		Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Warrants	191

Total	$20,986

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $75,638,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs where weighted by the relative fair value of the instruments.

(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.

(c)	Amount rounds to less than one thousand.

(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the inverstments.

(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	$411,025	$—	$410,798	$(183)	$(44)	$—	—	$269	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	46,920	46,388	93,308	—	—	—	—	28	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	187,602	4,162,686	3,594,271	—	—	756,017	756,017	319	—

Total	$645,547	$4,209,074	$4,098,377	$(183)	$(44)	$756,017		$616	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

C. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) below describes the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including credit default, index swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.